Acquisitions And Dispositions - Summary of Long-Term Deferred Consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Combinations And Discontinued Operations [Abstract]
Valley Agriceuticals, LLC (“Valley Ag”) operating cash flows deferred consideration	$ 6,577	$ 7,770
Total Long-term deferred and contingent consideration	$ 6,577	$ 7,770